Summary Schedule of Merchandise Inventories by Segment (Detail) (USD $) In Millions, unless otherwise specified	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011	Jan. 29, 2011
Operating Statistics [Line Items ]
Merchandise inventories	$ 2,315	$ 2,232	$ 2,442	$ 2,104
Domestic
Operating Statistics [Line Items ]
Merchandise inventories	1,377	1,423	1,479	1,383
International
Operating Statistics [Line Items ]
Merchandise inventories	$ 938	$ 809	$ 963	$ 721